Other (Income)/ Deductions - Net - Footnotes - Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Available-for-sale debt securities, gross realized loss	$ (402)	$ (281)
Available-for-sale debt securities, gross realized gain	280	451
Proceeds from sale of available-for-sale debt securities	5,700	5,100
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Debt Securities [Member]
Derivative [Line Items]
Loss on derivative instruments, net, pretax	$ 18	$ 120